Long-term Debt - Term Loans (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 23, 2018	Mar. 31, 2020	Mar. 31, 2019	Feb. 06, 2020
Debt Instrument [Line Items]
Aggregate principal amount outstanding		$ 521,125
Secured Debt | First Lien Term Loan
Debt Instrument [Line Items]
Debt instrument, face amount	$ 950,000
Debt issuance costs and original issuance discount, gross				$ 900
Aggregate principal amount outstanding		$ 521,100	$ 947,600
Interest rate		3.20%	5.70%
Secured Debt | First Lien Term Loan | Alternative Base Rate
Debt Instrument [Line Items]
Basis spread on variable interest rate	1.25%
Secured Debt | First Lien Term Loan | LIBOR
Debt Instrument [Line Items]
Basis spread on variable interest rate	2.25%
Secured Debt | First And Second Lien Term Loans
Debt Instrument [Line Items]
Debt issuance costs and original issuance discount, gross		$ 16,400
Threshold of sale of property or assets that requires loan prepayments	$ 5,000
Threshold of proceeds received from insurance settlement or new debt agreements that require loan prepayments	5,000
Debt issuance costs and original issuance discount		10,600	$ 14,300
Amortization of debt issuance costs and original issuance discount		$ 1,700	1,200
Secured Debt | Second Lien Term Loan
Debt Instrument [Line Items]
Debt instrument, face amount	$ 170,000
Aggregate principal amount outstanding			$ 88,700
Interest rate			9.50%
Secured Debt | Second Lien Term Loan | Alternative Base Rate
Debt Instrument [Line Items]
Basis spread on variable interest rate	6.00%
Secured Debt | Second Lien Term Loan | LIBOR
Debt Instrument [Line Items]
Basis spread on variable interest rate	7.00%
Letter Of Credit Sublimit | Secured Debt | Revolving Facility
Debt Instrument [Line Items]
Increase in borrowing capacity				$ 10,000